Non-controlling interests - Financial position (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 1,243,127	$ 1,025,667
Non-current assets	3,367,615	3,530,996
Current liabilities	(747,948)	(606,933)
Non-current liabilities	(2,117,683)	(2,144,380)
Carrying amount of Methanex non-controlling interests	244,347	208,515
Total
Disclosure of subsidiaries [line items]
Current assets	275,272	167,545
Non-current assets	825,731	862,516
Current liabilities	(243,748)	(191,710)
Non-current liabilities	(369,274)	(423,909)
Net assets	487,981	414,442
Carrying amount of Methanex non-controlling interests	244,347	208,515
Methanex Egypt
Disclosure of subsidiaries [line items]
Current assets	248,032	155,422
Non-current assets	720,356	746,202
Current liabilities	(231,259)	(177,088)
Non-current liabilities	(293,184)	(339,369)
Net assets	443,945	385,167
Carrying amount of Methanex non-controlling interests	216,599	188,099
Other
Disclosure of subsidiaries [line items]
Current assets	27,240	12,123
Non-current assets	105,375	116,314
Current liabilities	(12,489)	(14,622)
Non-current liabilities	(76,090)	(84,540)
Net assets	44,036	29,275
Carrying amount of Methanex non-controlling interests	$ 27,748	$ 20,416